Deferred income	12 Months Ended
Dec. 31, 2025
Deferred income
Deferred income

18Deferred income

Deferred income consists of the following:

	As of December 31,
in 000€	2025	2024	2023
Deferred maintenance and license revenue	48,827	46,948	44,905
Deferred (project) fees	3,381	4,844	5,485
Deferred government grants	8,659	7,474	1,102
Total	60,867	59,266	51,492
current	43,523	45,998	40,791
non-current	17,344	13,268	10,701

The deferred maintenance and license revenue consists of maintenance and license fees paid up-front which are deferred and recognized in earnings over the maintenance period or the duration of the license, respectively. Deferred maintenance and license revenue grew to K€48,827 as of December 31, 2025 from K€46,948 as of December 31, 2024. The deferred (project) fees consist of one-time and advance payments received which are deferred in accordance with the revenue accounting policies. Deferred government grants increased to K€8,659 as of December 31, 2025 from K€7,474 as of December 31, 2024, primarily due to grants related to the new production facility at ACTech. The deferred government grants are recognized as income under “other operating income”.

We refer to Note 22.1.2 for more detail on the contract liabilities.